CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Common Stock [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2020		¥ 86,093	[1]	¥ 29,910,089	¥ 5,802,662	¥ (4,686,228)	¥ (25,795)		$ 4,878,586	¥ 31,086,821
Beginning balance, shares at Dec. 31, 2020	[1]	13,200,000
Net income			[1]			81,244,540		(66)	12,750,031	81,244,474
Statutory reserves					2,738,633	(2,738,633)
Foreign currency translation							(32,022)		(5,025)	(32,022)
Ending balance, value at Dec. 31, 2021		¥ 86,093	[1]	29,910,089	8,541,295	73,819,679	(57,817)	(66)	17,623,592	112,299,273
Ending balance, shares at Dec. 31, 2021	[1]	13,200,000
Net income						(136,750,888)		291,987	(20,279,224)	(136,458,901)
Statutory reserves | ¥					2,569,404	(2,569,404)
Cancellation of the outstanding shares in MC held by former MC shareholders		¥ (86,093)	[1]						(13,511)	(86,093)
Cancellation of the outstanding shares in MC held by former MC shareholders, shares	[1]	(13,200,000)
Initial common shares of Golden Path		¥ 1,215	[1]						171	1,215
Initial common shares of Golden Path, shares	[1]	170,800
Initial common shares of Golden Path subject to possible redemption		¥ 4,090	[1]						575	4,090
Initial common shares of Golden Path subject to possible redemption, shares	[1]	575,000
Shares converted from rights		¥ 428	[1]						60	428
Shares converted from rights, shares	[1]	60,205
Issuance of common stock to Finder		¥ 270	[1]						38	270
Issuance of common stock to Finder, shares	[1]	38,000
Issuance of common stock as consideration of business combination		¥ 31,694	[1]	224,228,620					32,011,551	224,260,314
Issuance of common stock as consideration of business combination, shares	[1]	4,455,446
Redemption of common stock		¥ (1,553)	[1]						(218)	(1,553)
Redemption of common stock, shares	[1]	(218,247)
Foreign currency translation							(3,124,717)		(796,039)	(3,124,717)
Ending balance, value at Dec. 31, 2022		¥ 36,144	[1]	254,138,709	11,110,699	(65,500,622)	(3,182,525)	291,921	28,546,995	196,894,326
Ending balance, shares at Dec. 31, 2022	[1]	5,081,204
Net income						(81,382,273)		(205,725)	(11,578,184)	(81,587,998)
Statutory reserves					26,956	(26,956)
Issuance of common stock to employees in employee benefit plans		¥ 6,174	[1]	32,158,261					4,480,600	32,164,435
Issuance of common stock to employees in employee benefit plans, shares	[1]	860,000
Disposal of subsidiaries					(8,084,879)				(1,770,955)	(8,084,879)
Foreign currency translation							1,817,059		257,860	1,817,059
Ending balance, value at Dec. 31, 2023		¥ 42,318	[1]	¥ 286,296,970	¥ 3,052,776	¥ (146,909,851)	¥ (1,365,466)	¥ 86,196	$ 19,936,316	¥ 141,202,943
Ending balance, shares at Dec. 31, 2023	[1]	5,941,204

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (See Note 18 - Subsequent Event).